PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 94.2%
Asset-Backed Securities 10.1%
Collateralized Loan Obligations
Allegro CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	2.931%(c)	07/15/31	5,000	$4,620,257
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.098(c)	10/13/30	5,000	4,678,234
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	3.111(c)	07/15/29	20,000	19,067,480
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	3.103(c)	07/16/29	40,000	38,372,256
Series 2016-07A, Class A1R, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	2.918(c)	11/27/31	41,000	37,911,027
Series 2018-11A, Class A1L, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	2.894(c)	07/26/31	10,000	9,209,095

Avery Point CLO Ltd. (Cayman Islands), Series 2015-07A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	2.971(c)	01/15/28	16,000	15,401,851
Battalion CLO Ltd. (Cayman Islands), Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	2.876(c)	07/17/28	5,000	4,857,949
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.081(c)	07/15/29	34,100	32,723,567
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.081(c)	10/15/30	15,000	13,958,612

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	3.159(c)	07/20/32	32,500	30,011,501
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	2.781(c)	04/24/31	18,150	16,745,765
Series 2014-04RA, Class A1A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	2.966(c)	10/17/30	20,000	18,978,136
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.051(c)	10/24/30	14,000	13,022,285

Elevation CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	3.061(c)	10/15/29	10,000	9,500,557

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Flatiron CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.890% (Cap N/A, Floor 0.000%)	2.721%(c)	04/15/27	7,669	$7,474,875
ICG US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	3.086(c)	10/23/29	40,000	37,705,208
Madison Park Funding Ltd. (Cayman Islands), Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.581(c)	04/15/29	10,300	9,768,661
Mariner CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	2.904(c)	04/25/31	10,000	9,182,817
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	2.939(c)	04/21/31	30,000	27,938,289
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	2.845(c)	02/20/31	15,000	13,937,549

Mountain View CLO Ltd. (Cayman Islands), Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.098(c)	10/12/30	45,000	41,643,756
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	3.091(c)	07/15/30	40,000	37,695,056
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.020(c)	10/30/30	35,000	32,367,240
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R2, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	2.916(c)	05/21/29	80,000	76,958,056
Series 2015-02A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	2.919(c)	07/20/30	27,350	25,926,268
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	2.943(c)	07/16/31	45,000	42,218,550

Race Point CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	3.041(c)	10/15/30	15,000	14,112,813
Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.086(c)	10/17/30	35,000	32,403,598
Riserva CLO Ltd. (Cayman Islands), Series 2016-03A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	2.959(c)	10/18/28	28,500	27,443,479

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	2.969%(c)	07/25/31	21,000	$19,220,168
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	3.059(c)	07/20/30	20,000	19,183,924
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	2.864(c)	01/26/31	10,000	9,181,646
Series 2013-03RA, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.969(c)	04/18/31	21,243	19,287,418

Telos CLO Ltd. (Cayman Islands), Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.136(c)	07/17/26	14,740	14,589,174
TICP CLO Ltd. (Cayman Islands),
Series 2016-06A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.031(c)	01/15/29	72,750	70,093,432
Series 2018-IA, Class A1, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)	2.624(c)	04/26/28	51,000	49,725,148

Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	3.279(c)	07/20/32	20,000	18,503,838
Trinitas CLO Ltd. (Cayman Islands), Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	3.184(c)	10/25/28	9,000	8,733,743
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.069(c)	01/20/32	9,000	8,328,603
West CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 0.920% (Cap N/A, Floor 0.000%)	2.739(c)	07/18/26	9,989	9,921,084
Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	3.121(c)	04/15/30	25,000	23,066,378

Total Asset-Backed Securities (cost $1,032,460,431)				975,669,343
Commercial Mortgage-Backed Securities 1.0%
Commercial Mortgage Trust,
Series 2015-CR22, Class A3	3.207	03/10/48	27,750	28,152,075
Series 2015-DC01, Class A3	3.219	02/10/48	20,000	20,270,624

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
GS Mortgage Securities Trust,
Series 2014-GC24, Class A3	3.342%	09/10/47	10,000	$10,116,041
Series 2015-GC28, Class A3	3.307	02/10/48	4,952	5,046,539

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP03, Class A3	2.523	08/15/49	16,726	16,767,297
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A2	3.531	07/15/46	10,000	10,136,875
Series 2015-NXS01, Class A3	3.058	05/15/48	5,791	5,850,314

Total Commercial Mortgage-Backed Securities (cost $96,992,200)				96,339,765
Corporate Bonds 81.7%
Advertising 0.0%
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	3.500	10/01/20	2,835	2,818,063
Aerospace & Defense 1.2%
Arconic, Inc., Sr. Unsec’d. Notes	6.150	08/15/20	19,267	19,675,420
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.750	10/11/21	5,936	6,071,538
Boeing Co. (The),
Sr. Unsec’d. Notes	2.700	02/01/27	49,380	45,153,221
Sr. Unsec’d. Notes	7.950	08/15/24	1,874	2,425,780

L3Harris Technologies, Inc., Sr. Unsec’d. Notes, 144A	3.850	06/15/23	4,460	4,636,555
Rockwell Collins, Inc., Sr. Unsec’d. Notes	3.700	12/15/23	4,380	4,561,120
Spirit AeroSystems, Inc., Gtd. Notes	3.850	06/15/26	30,500	26,063,810
United Technologies Corp.,
Sr. Unsec’d. Notes	3.650	08/16/23	1,373	1,448,410
Sr. Unsec’d. Notes, MTN	9.320	02/05/21	3,000	3,144,187
				113,180,041
Agriculture 1.4%
Altria Group, Inc., Gtd. Notes(a)	3.800	02/14/24	27,532	27,938,603
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.764	08/15/22	44,345	43,730,528
Gtd. Notes	3.222	08/15/24	7,250	7,247,515
Gtd. Notes	4.700	04/02/27	13,220	13,478,141

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)

Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.950%	07/21/20	25,925	$25,872,423
Reynolds American, Inc. (United Kingdom),
Gtd. Notes	3.250	06/12/20	4,905	4,890,019
Gtd. Notes	6.875	05/01/20	13,185	13,224,696
				136,381,925
Airlines 0.9%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	1,549	1,545,293
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950	07/15/24	19,358	19,671,259
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Pass-Through Certificates	6.703	12/15/22	33	33,465
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983	10/19/23	11,838	12,137,151
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.750	07/12/22	1,500	1,511,024
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821	02/10/24	3,370	3,548,812
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750	11/07/21	3,617	3,618,437
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	2.600	12/04/20	12,875	12,298,555
Sr. Unsec’d. Notes	3.625	03/15/22	25,855	24,134,106
Sr. Unsec’d. Notes	3.800	04/19/23	3,700	3,460,451
				81,958,553
Apparel 0.1%
Michael Kors USA, Inc., Gtd. Notes, 144A	4.000	11/01/24	8,991	6,732,387
Auto Manufacturers 3.0%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	1.850	09/15/21	17,495	16,927,701
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A(a)	2.550	08/15/22	14,575	14,012,736
Gtd. Notes, 144A	3.700	05/04/23	25,000	24,413,459

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.343%	11/02/20	5,000	$4,835,344
Sr. Unsec’d. Notes	3.087	01/09/23	17,580	15,954,335
Sr. Unsec’d. Notes	3.157	08/04/20	12,740	12,419,952
Sr. Unsec’d. Notes	3.200	01/15/21	15,548	15,048,238
Sr. Unsec’d. Notes	3.336	03/18/21	14,025	13,479,133
Sr. Unsec’d. Notes	3.339	03/28/22	34,510	32,370,735
Sr. Unsec’d. Notes	3.350	11/01/22	13,590	12,690,785
Sr. Unsec’d. Notes	5.750	02/01/21	4,160	4,048,175
General Motors Financial Co., Inc.,
Gtd. Notes	3.150	06/30/22	21,060	19,106,273
Gtd. Notes	3.200	07/06/21	10,175	9,726,651
Gtd. Notes	3.450	01/14/22	7,980	7,436,232
Gtd. Notes	3.700	11/24/20	14,000	13,850,638
Gtd. Notes	3.700	05/09/23	10,025	9,019,478
Gtd. Notes(a)	3.950	04/13/24	20,000	18,126,052
Gtd. Notes	4.375	09/25/21	9,739	9,277,127
Sr. Unsec’d. Notes	2.900	02/26/25	4,580	3,956,740

Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	2.600(cc)	10/24/25	10,000	10,019,674
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	2.500	09/24/21	9,210	8,970,472
Gtd. Notes, 144A	3.875	11/13/20	7,935	7,892,739
Gtd. Notes, 144A	4.000	11/12/21	10,200	10,070,203
				293,652,872
Auto Parts & Equipment 0.1%
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A(a)	4.000	04/29/20	5,179	5,154,213
Gtd. Notes, 144A	4.500	04/29/22	6,897	6,466,967
				11,621,180
Banks 22.5%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	2.968(c)	04/12/23	6,200	6,002,075
Sr. Unsec’d. Notes	3.125	02/23/23	6,600	6,539,736
Sr. Unsec’d. Notes	3.500	04/11/22	13,600	13,535,599
Sr. Unsec’d. Notes	3.848	04/12/23	10,000	10,010,763
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	–(rr)	3,685	3,443,967
Jr. Sub. Notes, Series MM	4.300(ff)	–(rr)	12,815	11,026,710

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes	3.004%(ff)	12/20/23	55,063	$56,119,651
Sr. Unsec’d. Notes	3.366(ff)	01/23/26	17,585	18,294,276
Sr. Unsec’d. Notes, MTN	2.015(ff)	02/13/26	32,000	31,161,683
Sr. Unsec’d. Notes, MTN	2.456(ff)	10/22/25	22,420	22,383,162
Sr. Unsec’d. Notes, MTN	3.124(ff)	01/20/23	42,000	42,472,727
Sr. Unsec’d. Notes, MTN	3.864(ff)	07/23/24	35,000	36,553,193
Sub. Notes, MTN	4.200	08/26/24	20,000	21,239,984

Banque Federative du Credit Mutuel SA (France), Sr. Unsec’d. Notes, 144A	3.750	07/20/23	12,555	12,875,689
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.200	08/10/21	8,000	7,997,137
Sr. Unsec’d. Notes	3.250	01/12/21	7,835	7,815,856
Sr. Unsec’d. Notes	3.684	01/10/23	42,770	43,100,399
Sr. Unsec’d. Notes(a)	3.932(ff)	05/07/25	16,800	16,938,573
Sr. Unsec’d. Notes, MTN	4.338(ff)	05/16/24	12,000	12,055,163
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	2.819(ff)	11/19/25	10,245	9,954,444
Sr. Unsec’d. Notes, 144A	3.375	01/09/25	10,555	10,513,697
Sr. Unsec’d. Notes, 144A, MTN	2.950	05/23/22	16,826	16,724,002
Sr. Unsec’d. Notes, 144A, MTN	3.500	03/01/23	28,488	28,641,934
BPCE SA (France),
Sr. Unsec’d. Notes, 144A(a)	2.375	01/14/25	15,075	13,940,637
Sr. Unsec’d. Notes, 144A	4.000	09/12/23	6,390	6,483,562
Sr. Unsec’d. Notes, 144A, MTN	2.750	01/11/23	36,480	35,528,971
Sub. Notes, 144A(a)	5.150	07/21/24	3,640	3,834,319
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950(ff)	–(rr)	19,535	17,295,455
Jr. Sub. Notes, Series R	6.125(ff)	–(rr)	6,810	6,360,048
Jr. Sub. Notes, Series V	4.700(ff)	–(rr)	16,925	14,442,240
Sr. Unsec’d. Notes, Secured Overnight Financing Rate + 0.870%(a)	1.549(c)	11/04/22	13,150	12,289,699
Sr. Unsec’d. Notes	2.700	03/30/21	50,785	50,982,885
Sr. Unsec’d. Notes	2.700	10/27/22	33,632	33,832,558
Sr. Unsec’d. Notes	2.750	04/25/22	26,030	26,277,246
Sr. Unsec’d. Notes(a)	2.876(ff)	07/24/23	14,860	14,889,326
Sr. Unsec’d. Notes	3.142(ff)	01/24/23	14,051	14,171,289
Sr. Unsec’d. Notes	3.352(ff)	04/24/25	33,180	34,089,406
Sr. Unsec’d. Notes	4.044(ff)	06/01/24	8,140	8,539,650
Sr. Unsec’d. Notes	4.500	01/14/22	12,400	12,893,379

Citizens Bank NA, Sr. Unsec’d. Notes	3.250	02/14/22	11,250	11,396,827

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes	3.000%	10/29/21	18,996	$19,141,464
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25	19,500	18,558,980
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes	3.450	04/16/21	5,000	5,031,403
Gtd. Notes(a)	3.800	06/09/23	25,000	25,560,347
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A	3.001(ff)	09/20/22	15,370	15,295,539
Sr. Unsec’d. Notes, 144A	5.000	01/12/22	5,200	5,338,102
Sr. Unsec’d. Notes, 144A, MTN	2.800	03/10/21	12,760	12,641,718
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%	3.041(c)	02/04/21	9,725	9,618,194
Sr. Unsec’d. Notes	3.150	01/22/21	5,150	5,090,262
Sr. Unsec’d. Notes	3.950	02/27/23	19,320	19,206,973
Sr. Unsec’d. Notes(a)	4.250	02/04/21	16,690	16,059,032
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	13,895	13,409,950
Sr. Unsec’d. Notes, Series D	5.000	02/14/22	10,350	10,202,518
Discover Bank,
Sr. Unsec’d. Notes(a)	2.450	09/12/24	7,500	7,105,191
Sr. Unsec’d. Notes	3.100	06/04/20	7,862	7,831,009
Sr. Unsec’d. Notes	3.350	02/06/23	9,710	9,746,716

DNB Bank ASA (Norway), Sr. Unsec’d. Notes, 144A	2.150	12/02/22	5,250	5,172,830
First Horizon National Corp., Sr. Unsec’d. Notes	3.500	12/15/20	13,890	14,150,494
FNB Corp., Sr. Unsec’d. Notes	2.200	02/24/23	11,845	11,616,561
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M	5.375(ff)	–(rr)	9,610	8,576,808
Jr. Sub. Notes, Series P	5.000(ff)	–(rr)	5,000	4,278,070
Sr. Unsec’d. Notes	2.875	02/25/21	18,750	18,805,463
Sr. Unsec’d. Notes	2.908(ff)	06/05/23	48,970	49,109,685
Sr. Unsec’d. Notes	3.000	04/26/22	39,760	39,887,777
Sr. Unsec’d. Notes, EMTN	2.500(cc)	05/31/24	5,000	5,040,822
Sr. Unsec’d. Notes, MTN	2.905(ff)	07/24/23	25,800	25,933,984
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	3.262(ff)	03/13/23	32,955	33,001,832
Sr. Unsec’d. Notes(a)	3.803(ff)	03/11/25	29,160	29,873,947

ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550	04/09/24	5,400	5,432,460

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A(a)	3.250%	09/23/24	17,300	$16,192,220
Sr. Unsec’d. Notes, 144A	3.375	01/12/23	31,245	29,734,155
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC(a)	4.625(ff)	–(rr)	11,600	10,090,338
Jr. Sub. Notes, Series HH	4.600(ff)	–(rr)	5,815	5,119,847
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%(a)	5.240(c)	–(rr)	6,846	6,140,325
Jr. Sub. Notes, Series II	4.000(ff)	–(rr)	5,225	4,469,067
Jr. Sub. Notes, Series Q	5.150(ff)	–(rr)	10,000	9,500,000
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%	5.229(c)	–(rr)	20,000	17,378,554
Sr. Unsec’d. Notes	2.301(ff)	10/15/25	34,120	34,029,140
Sr. Unsec’d. Notes	2.776(ff)	04/25/23	25,230	25,517,726
Sr. Unsec’d. Notes	3.207(ff)	04/01/23	23,490	23,902,867
Sr. Unsec’d. Notes	3.559(ff)	04/23/24	48,980	51,231,413
Sr. Unsec’d. Notes	3.797(ff)	07/23/24	25,000	26,197,645
Sub. Notes	3.375	05/01/23	10,000	10,371,214

Lloyds Bank PLC (United Kingdom), Sr. Unsec’d. Notes	2.250	08/14/22	13,415	13,366,603
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	2.438(ff)	02/05/26	22,615	21,560,988
Sr. Unsec’d. Notes	2.907(ff)	11/07/23	21,300	20,900,521
Sr. Unsec’d. Notes	3.900	03/12/24	4,765	4,847,985
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.193	02/25/25	22,430	22,251,269
Sr. Unsec’d. Notes	3.455	03/02/23	15,000	15,359,080
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	5.441(c)	–(rr)	17,375	15,269,470
Jr. Sub. Notes, Series J	5.550(ff)	–(rr)	4,700	4,103,058
Sr. Unsec’d. Notes, GMTN	2.500	04/21/21	28,660	28,739,750
Sr. Unsec’d. Notes, GMTN(a)	3.125	01/23/23	25,957	26,532,529
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	27,830	28,993,625
Sr. Unsec’d. Notes, MTN	2.625	11/17/21	20,640	20,669,151
Sr. Unsec’d. Notes, MTN	2.720(ff)	07/22/25	10,750	10,808,328
Sr. Unsec’d. Notes, MTN	2.750	05/19/22	15,577	15,738,826
Sr. Unsec’d. Notes, Series F, MTN	3.875	04/29/24	24,110	25,390,050

NatWest Markets PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	3.625	09/29/22	24,070	24,001,596
PNC Bank NA, Sub. Notes	2.950	01/30/23	4,575	4,673,542
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.875	09/12/23	15,672	15,820,023
Sr. Unsec’d. Notes	4.269(ff)	03/22/25	12,290	12,763,605

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Royal Bank of Scotland Group PLC (United Kingdom), (cont’d.)
Sr. Unsec’d. Notes	4.519%(ff)	06/25/24	6,800	$6,909,172
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.875	10/16/20	11,555	11,527,153
Sr. Unsec’d. Notes, MTN	3.125	01/08/21	10,050	10,017,395

Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	3.050	03/25/22	21,200	21,449,395
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN	2.625	01/22/25	23,170	22,283,101
Sr. Unsec’d. Notes, 144A, MTN	3.875	03/28/24	19,090	19,390,786
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.348	01/15/25	17,590	17,386,603
Sr. Unsec’d. Notes	2.696	07/16/24	31,828	31,842,894
Sr. Unsec’d. Notes	3.102	01/17/23	7,795	7,861,114

Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN(a)	1.875	09/07/21	270	265,187
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN	2.650	06/12/24	12,290	12,509,757
Truist Bank, Sr. Unsec’d. Notes(a)	1.500	03/10/25	11,000	10,660,697
Truist Financial Corp., Jr. Sub. Notes, Series N	4.800(ff)	–(rr)	10,000	8,267,174
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.650	02/01/22	28,325	28,142,870
Sr. Unsec’d. Notes, 144A	3.491	05/23/23	12,500	12,613,404
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.164(ff)	02/11/26	98,430	95,976,532
Sr. Unsec’d. Notes, MTN	2.625	07/22/22	37,450	37,813,959
				2,169,947,751
Beverages 0.7%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.150	01/23/25	15,870	17,112,344
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A	2.750	07/15/26	1,835	1,745,780
Gtd. Notes, 144A	4.450	05/15/25	5,000	5,228,023
Constellation Brands, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.700%	2.392(c)	11/15/21	20,790	19,888,434
Gtd. Notes	2.700	05/09/22	3,435	3,362,670
Gtd. Notes	4.750	11/15/24	8,215	8,574,833

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages (cont’d.)
Keurig Dr. Pepper, Inc.,
Gtd. Notes	4.057%	05/25/23	4,000	$4,162,984
Gtd. Notes	4.417	05/25/25	5,745	6,121,698
				66,196,766
Building Materials 0.9%
Carrier Global Corp., Gtd. Notes, 144A	2.242	02/15/25	38,920	38,017,829
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	3.000	06/15/20	11,225	11,216,957
Owens Corning, Sr. Unsec’d. Notes	3.400	08/15/26	15,094	14,422,547
Vulcan Materials Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	1.341(c)	06/15/20	12,130	12,066,126
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%	2.230(c)	03/01/21	16,305	15,039,390
				90,762,849
Chemicals 1.8%
Celanese US Holdings LLC, Gtd. Notes	4.625	11/15/22	8,900	8,666,571
CF Industries, Inc.,
Sr. Sec’d. Notes, 144A	3.400	12/01/21	8,151	8,047,377
Sr. Sec’d. Notes, 144A	4.500	12/01/26	8,000	8,307,679

Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, Sr. Unsec’d. Notes, 144A	2.450	05/01/20	16,040	16,008,680
Dow Chemical Co. (The),
Sr. Unsec’d. Notes(a)	3.150	05/15/24	10,900	10,812,322
Sr. Unsec’d. Notes	3.625	05/15/26	8,208	8,475,537

DuPont de Nemours, Inc., Sr. Unsec’d. Notes(a)	4.205	11/15/23	9,030	9,504,879
Eastman Chemical Co.,
Sr. Unsec’d. Notes	3.500	12/01/21	10,245	10,395,956
Sr. Unsec’d. Notes	3.600	08/15/22	5,850	5,925,645
Sr. Unsec’d. Notes	4.500	01/15/21	449	451,552

FMC Corp., Sr. Unsec’d. Notes	3.200	10/01/26	14,160	14,243,649
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000	11/15/21	9,935	10,130,580

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

Mosaic Co. (The), Sr. Unsec’d. Notes(a)	3.250%	11/15/22	36,770	$38,423,702
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	3.625	03/15/24	6,450	6,481,231
Sasol Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24	14,245	6,036,180
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	2.750	06/01/22	1,076	1,078,170
Westlake Chemical Corp., Sr. Unsec’d. Notes	3.600	07/15/22	10,000	10,407,857
				173,397,567
Commercial Services 1.6%
Equifax, Inc.,
Sr. Unsec’d. Notes	2.300	06/01/21	6,100	6,094,510
Sr. Unsec’d. Notes	2.600	12/01/24	3,975	3,802,452
Sr. Unsec’d. Notes	3.950	06/15/23	13,415	13,599,499
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.600	12/01/21	25,000	24,747,835
Gtd. Notes, 144A	2.700	11/01/23	9,035	8,989,277
Gtd. Notes, 144A(a)	3.850	11/15/24	2,273	2,360,166
Gtd. Notes, 144A	5.250	10/01/20	6,000	6,065,289
Global Payments, Inc.,
Sr. Unsec’d. Notes	2.650	02/15/25	5,675	5,747,421
Sr. Unsec’d. Notes	3.800	04/01/21	11,178	11,460,457
Sr. Unsec’d. Notes	4.000	06/01/23	10,615	10,723,916
IHS Markit Ltd.,
Gtd. Notes, 144A	5.000	11/01/22	15,876	16,651,896
Sr. Unsec’d. Notes	3.625	05/01/24	12,500	12,697,831
Sr. Unsec’d. Notes	4.125	08/01/23	6,260	6,552,639

RELX Capital, Inc. (United Kingdom), Gtd. Notes	3.500	03/16/23	6,240	6,481,962
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes	4.125	09/12/22	5,899	5,989,081
Sr. Unsec’d. Notes	5.800	05/01/21	15,042	15,843,418
				157,807,649
Computers 0.5%
Apple, Inc., Sr. Unsec’d. Notes	3.000	02/09/24	13,990	14,817,655

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)
EMC Corp., Sr. Unsec’d. Notes	2.650%	06/01/20	2,820	$2,802,493
Genpact Luxembourg Sarl,
Gtd. Notes	3.375	12/01/24	21,970	22,064,663
Gtd. Notes	3.700	04/01/22	6,110	6,218,385
				45,903,196
Diversified Financial Services 1.1%
Ameriprise Financial, Inc., Sr. Unsec’d. Notes	3.000	04/02/25	11,305	11,257,180
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.875	05/01/24	14,865	15,273,263
Citigroup Global Markets Holdings, Inc., Gtd. Notes, GMTN	2.500(cc)	06/12/24	3,870	3,891,344
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342	11/15/20	38,738	38,529,070
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.500	10/18/23	10,073	10,169,379
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN	5.250	02/06/12(d)	1,520	15,960
Sr. Unsec’d. Notes, MTN	5.625	01/24/13(d)	1,000	10,500
Sr. Unsec’d. Notes, MTN	6.000	07/19/12(d)	900	9,450

Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	2.648	01/16/25	17,985	17,594,178
Visa, Inc., Sr. Unsec’d. Notes	1.900	04/15/27	10,360	10,330,785
				107,081,109
Electric 8.1%
Alliant Energy Finance LLC, Gtd. Notes, 144A	3.750	06/15/23	24,100	25,664,288
American Electric Power Co., Inc., Sr. Unsec’d. Notes, Series I	3.650	12/01/21	9,765	9,884,919
Avangrid, Inc., Sr. Unsec’d. Notes	3.150	12/01/24	6,018	6,011,833
Calpine Corp., Sr. Unsec’d. Notes, 144A	5.125	03/15/28	8,000	7,370,800
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	2.500	09/01/22	12,160	11,946,326
Sr. Unsec’d. Notes	2.500	09/01/24	21,620	21,223,687
Sr. Unsec’d. Notes	3.600	11/01/21	15,330	15,303,318

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Cleveland Electric Illuminating Co. (The), First Mortgage	5.500%	08/15/24	5,925	$6,633,883
Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000	05/15/21	16,755	16,559,353
Dominion Energy, Inc.,
Jr. Sub. Notes	2.579	07/01/20	12,200	12,155,536
Jr. Sub. Notes	3.071	08/15/24	13,520	13,418,307
Jr. Sub. Notes	4.104	04/01/21	22,500	22,555,727
Jr. Sub. Notes, Series B	4.650(ff)	–(rr)	24,750	22,208,972
Sr. Unsec’d. Notes, 144A	2.450	01/15/23	10,000	9,890,933
Sr. Unsec’d. Notes, Series B	2.750	09/15/22	10,000	9,950,205
Sr. Unsec’d. Notes, Series C	2.000	08/15/21	13,955	13,898,193
DTE Energy Co.,
Sr. Unsec’d. Notes	2.250	11/01/22	20,000	19,716,593
Sr. Unsec’d. Notes, Series C	2.529	10/01/24	22,390	21,771,197

Duke Energy Corp., Sr. Unsec’d. Notes	1.800	09/01/21	15,715	15,576,879
Duke Energy Progress LLC, First Mortgage	3.375	09/01/23	6,690	6,925,970
Edison International, Sr. Unsec’d. Notes	4.950	04/15/25	8,800	8,779,672
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.350	10/13/20	12,350	12,339,960
Emera US Finance LP (Canada), Gtd. Notes	2.700	06/15/21	32,535	32,976,571
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.750	04/06/23	10,890	10,578,575
Gtd. Notes, 144A	2.875	05/25/22	23,170	22,463,332

Entergy Corp., Sr. Unsec’d. Notes	4.000	07/15/22	10,493	10,771,232
Entergy Gulf States Louisiana LLC, First Mortgage	5.590	10/01/24	3,601	4,080,993
Eversource Energy,
Sr. Unsec’d. Notes, Series H	3.150	01/15/25	2,330	2,307,695
Sr. Unsec’d. Notes, Series K	2.750	03/15/22	2,805	2,847,264
Exelon Corp.,
Jr. Sub. Notes	3.497	06/01/22	53,219	51,668,989
Sr. Unsec’d. Notes	2.450	04/15/21	4,940	4,898,109
Sr. Unsec’d. Notes	2.850	06/15/20	10,670	10,670,630

FirstEnergy Corp., Sr. Unsec’d. Notes, Series A	2.850	07/15/22	25,000	24,469,881

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Georgia Power Co., Sr. Unsec’d. Notes	2.400%	04/01/21	19,095	$19,148,466
IPALCO Enterprises, Inc., Sr. Sec’d. Notes	3.700	09/01/24	8,035	8,200,589
MidAmerican Energy Co., First Mortgage	3.100	05/01/27	2,000	2,056,240
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.403	09/01/21	32,005	31,962,088
Gtd. Notes	2.800	01/15/23	14,510	14,819,522
Gtd. Notes	3.150	04/01/24	17,375	17,772,164
Gtd. Notes	4.500	06/01/21	18,950	19,315,927

NRG Energy, Inc., Sr. Sec’d. Notes, 144A	3.750	06/15/24	9,285	9,176,892
PSEG Power LLC,
Gtd. Notes	3.000	06/15/21	14,230	14,280,745
Gtd. Notes	3.850	06/01/23	15,435	15,685,956

Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	2.875	06/15/24	14,045	14,023,037
Puget Energy, Inc.,
Sr. Sec’d. Notes	5.625	07/15/22	2,500	2,486,609
Sr. Sec’d. Notes	6.000	09/01/21	10,446	10,651,627
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.331(c)	01/15/21	23,740	20,693,877
Sr. Unsec’d. Notes(a)	2.850	11/15/20	22,900	22,812,792
Sr. Unsec’d. Notes	2.900	02/01/23	17,000	16,937,184

Southern California Edison Co., First Mortgage, Series D	3.400	06/01/23	7,500	7,698,096
Southern Co. (The),
Sr. Unsec’d. Notes	2.350	07/01/21	4,505	4,512,490
Sr. Unsec’d. Notes	2.750	06/15/20	12,818	12,815,763

Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	3.550	07/15/24	30,525	28,716,888
				781,286,774
Electronics 0.6%
FLIR Systems, Inc., Sr. Unsec’d. Notes	3.125	06/15/21	18,569	18,599,052
Fortive Corp., Sr. Unsec’d. Notes	2.350	06/15/21	7,845	7,646,786

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electronics (cont’d.)
Roper Technologies, Inc., Sr. Unsec’d. Notes	3.650%	09/15/23	14,750	$15,164,701
Trimble, Inc., Sr. Unsec’d. Notes	4.150	06/15/23	16,030	15,790,434
				57,200,973
Foods 2.2%
Conagra Brands, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%	2.552(c)	10/22/20	16,039	15,846,084
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	67,412	65,789,521
Gtd. Notes	4.000	06/15/23	35,344	35,584,045

Kroger Co. (The), Sr. Unsec’d. Notes	2.800	08/01/22	7,525	7,616,946
McCormick & Co., Inc., Sr. Unsec’d. Notes	2.700	08/15/22	23,140	23,224,669
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000	10/28/21	17,430	17,353,302
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	2.650	10/03/21	17,035	15,952,214
Sysco Corp., Gtd. Notes	5.650	04/01/25	8,820	9,175,910
Tyson Foods, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%	2.130(c)	06/02/20	20,000	20,023,716
Sr. Unsec’d. Notes(a)	3.900	09/28/23	4,320	4,496,198
				215,062,605
Gas 0.2%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes	2.800	11/15/20	8,730	8,688,001
Sr. Unsec’d. Notes, Series A	2.500	11/15/24	10,000	9,840,348
				18,528,349
Healthcare-Products 0.5%
Boston Scientific Corp., Sr. Unsec’d. Notes	3.450	03/01/24	18,915	19,396,653

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Products (cont’d.)
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	2.700%	04/01/20	15,435	$15,435,000
Sr. Unsec’d. Notes	3.150	04/01/22	16,849	16,847,477
				51,679,130
Healthcare-Services 2.6%
Aetna, Inc., Sr. Unsec’d. Notes	2.800	06/15/23	41,379	41,961,093
Anthem, Inc.,
Sr. Unsec’d. Notes	2.950	12/01/22	22,580	23,072,446
Sr. Unsec’d. Notes	3.700	08/15/21	14,150	14,337,806
Centene Corp.,
Sr. Unsec’d. Notes	4.750	05/15/22	25,000	25,111,820
Sr. Unsec’d. Notes, 144A	4.750	01/15/25	27,500	27,909,667

CommonSpirit Health, Sr. Sec’d. Notes	2.760	10/01/24	23,576	23,764,259
HCA, Inc.,
Sr. Sec’d. Notes	4.750	05/01/23	28,949	29,485,326
Sr. Sec’d. Notes	5.000	03/15/24	17,500	18,123,769
Sr. Sec’d. Notes	5.250	04/15/25	9,400	9,842,350

Humana, Inc., Sr. Unsec’d. Notes(a)	3.850	10/01/24	3,500	3,556,735
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	2.300	12/01/24	15,525	15,280,280
Sr. Unsec’d. Notes	3.250	09/01/24	3,935	4,032,118
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	3.450	06/01/26	6,256	6,320,452
Sr. Unsec’d. Notes	4.700	04/01/21	10,476	10,600,026
				253,398,147
Home Builders 0.4%
D.R. Horton, Inc., Gtd. Notes(a)	2.500	10/15/24	20,165	18,880,758
Lennar Corp., Gtd. Notes	4.125	01/15/22	15,600	15,450,357
				34,331,115

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Furnishings 0.6%
Panasonic Corp. (Japan),
Sr. Unsec’d. Notes, 144A	2.536%	07/19/22	29,325	$28,780,413
Sr. Unsec’d. Notes, 144A	2.679	07/19/24	27,540	27,220,744
				56,001,157
Household Products/Wares 0.4%
Church & Dwight Co., Inc., Sr. Unsec’d. Notes	2.450	08/01/22	14,710	14,551,696
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.375	06/24/22	28,840	28,638,433
				43,190,129
Housewares 0.4%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	3.850	04/01/23	30,048	30,499,418
Sr. Unsec’d. Notes(a)	4.000	06/15/22	10,895	10,896,834
				41,396,252
Insurance 1.3%
American International Group, Inc.,
Sr. Unsec’d. Notes(a)	3.900	04/01/26	8,610	8,873,007
Sr. Unsec’d. Notes	4.125	02/15/24	4,640	4,848,782

AXIS Specialty Finance LLC, Gtd. Notes	5.875	06/01/20	6,075	6,112,484
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.450	08/15/27	5,155	4,935,677
Sr. Unsec’d. Notes	3.950	05/15/24	10,034	10,408,986
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.250	06/15/23	6,300	6,530,638
Gtd. Notes, 144A	5.000	06/01/21	10,554	10,697,528

Trinity Acquisition PLC, Gtd. Notes	3.500	09/15/21	9,895	9,558,571
Unum Group, Sr. Unsec’d. Notes	4.000	03/15/24	29,359	29,414,639

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	16,075	$16,234,372
Willis Towers Watson PLC, Gtd. Notes	5.750	03/15/21	16,033	16,422,072
				124,036,756
Iron/Steel 0.1%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	2.800	12/15/24	5,000	4,685,076
Lodging 0.7%
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.200	08/08/24	19,205	17,279,300
Marriott International, Inc.,
Sr. Unsec’d. Notes	2.300	01/15/22	36,420	34,159,663
Sr. Unsec’d. Notes	3.375	10/15/20	4,195	4,037,206
Sr. Unsec’d. Notes, Series N	3.125	10/15/21	2,723	2,436,458

Sands China Ltd. (Macau), Sr. Unsec’d. Notes	4.600	08/08/23	10,800	11,020,944
				68,933,571
Machinery-Diversified 0.4%
John Deere Capital Corp., Sr. Unsec’d. Notes	3.650	10/12/23	2,860	3,020,948
Otis Worldwide Corp., Gtd. Notes, 144A	2.293	04/05/27	13,945	13,363,939
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.450	11/15/26	15,746	14,422,825
Gtd. Notes	4.375	08/15/23	1,720	1,729,743
Gtd. Notes	4.400	03/15/24	3,900	3,781,301
				36,318,756
Media 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125	05/01/23	1,500	1,515,580
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.464	07/23/22	49,305	50,931,235
Sr. Sec’d. Notes	4.908	07/23/25	42,252	45,414,817

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Comcast Corp.,
Gtd. Notes	3.375%	08/15/25	6,908	$7,331,488
Gtd. Notes	3.700	04/15/24	15,000	16,092,286
Gtd. Notes	3.950	10/15/25	19,557	21,553,715
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	14,178	14,487,555
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	17,689	17,590,413
Discovery Communications LLC,
Gtd. Notes	2.800	06/15/20	500	500,062
Gtd. Notes	3.500	06/15/22	30,770	30,648,335
ViacomCBS, Inc.,
Gtd. Notes	2.900	06/01/23	1,000	962,913
Gtd. Notes	3.375	03/01/22	8,025	7,981,497
Gtd. Notes	3.500	01/15/25	5,000	4,803,474
Jr. Sub. Notes	5.875(ff)	02/28/57	12,500	10,658,335
Sr. Unsec’d. Notes	2.250	02/04/22	3,287	3,317,227
Sr. Unsec’d. Notes	3.125	06/15/22	5,000	4,871,560
Sr. Unsec’d. Notes(a)	4.250	09/01/23	3,000	3,056,782
Sr. Unsec’d. Notes	4.750	05/15/25	4,825	4,820,871
				246,538,145
Mining 0.5%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.250(ff)	10/19/75	2,935	2,911,099
Newcrest Finance Pty Ltd. (Australia), Gtd. Notes, 144A	4.200	10/01/22	18,107	18,108,263
Newmont Corp., Gtd. Notes	3.625	06/09/21	10,112	10,363,197
Newmont Goldcorp Corp., Gtd. Notes	3.700	03/15/23	723	726,411
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	4.750	01/15/22	14,157	14,797,406
				46,906,376
Miscellaneous Manufacturing 0.2%
Hillenbrand, Inc., Gtd. Notes	4.500	09/15/26	16,150	16,121,655
Oil & Gas 3.0%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	3.000	01/15/25	34,734	29,168,730

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Apache Corp., Sr. Unsec’d. Notes(a)	3.250%	04/15/22	10,515	$8,079,968
BG Energy Capital PLC (United Kingdom), Gtd. Notes, 144A	4.000	10/15/21	4,000	4,044,893
BP Capital Markets America, Inc.,
Gtd. Notes	2.112	09/16/21	14,660	14,447,010
Gtd. Notes	3.790	02/06/24	10,800	11,099,751

Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes(a)	2.950	01/15/23	11,400	9,865,681
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.000	08/15/22	6,555	4,677,201
Sr. Unsec’d. Notes(a)	3.800	09/15/23	5,948	3,160,686
Continental Resources, Inc.,
Gtd. Notes	3.800	06/01/24	29,715	15,018,448
Gtd. Notes	4.500	04/15/23	25,154	13,833,334

Diamondback Energy, Inc., Gtd. Notes	2.875	12/01/24	57,275	40,455,536
Helmerich & Payne, Inc., Sr. Unsec’d. Notes(a)	4.650	03/15/25	13,715	14,190,355
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.000	04/15/24	5,225	4,358,098
Marathon Oil Corp.,
Sr. Unsec’d. Notes	2.800	11/01/22	8,394	6,479,048
Sr. Unsec’d. Notes(a)	3.850	06/01/25	16,076	11,467,069
Newfield Exploration Co.,
Gtd. Notes	5.375	01/01/26	5,500	2,873,255
Gtd. Notes	5.625	07/01/24	36,000	17,927,323
Gtd. Notes(a)	5.750	01/30/22	2,912	1,978,930
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%	2.684(c)	02/08/21	12,255	9,732,597
Sr. Unsec’d. Notes	4.850	03/15/21	30,825	25,830,988
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A	6.490	01/23/27	18,100	13,355,279
Gtd. Notes, 144A	6.840	01/23/30	31,103	22,475,373

Phillips 66, Gtd. Notes, 3 Month LIBOR + 0.600%	2.247(c)	02/26/21	7,120	6,647,237
				291,166,790

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas Services 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes	2.773%	12/15/22	21,720	$20,682,243
Packaging & Containers 0.1%
WRKCo, Inc., Gtd. Notes	3.750	03/15/25	10,190	10,279,049
Pharmaceuticals 7.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes(a)	2.500	05/14/20	31,995	31,979,606
Sr. Unsec’d. Notes	3.600	05/14/25	38,364	40,198,314
Sr. Unsec’d. Notes, 144A	2.600	11/21/24	10,000	10,087,666
Sr. Unsec’d. Notes, 144A	2.950	11/21/26	71,430	73,092,084

Allergan Funding SCS, Gtd. Notes	3.450	03/15/22	38,430	38,658,207
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A	2.200	07/15/22	14,455	13,888,772
Gtd. Notes, 144A	3.500	06/25/21	20,575	20,779,005

Becton, Dickinson & Co., Sr. Unsec’d. Notes	2.894	06/06/22	45,580	45,257,399
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A	2.250	08/15/21	32,040	32,270,997
Sr. Unsec’d. Notes, 144A	2.750	02/15/23	30,500	31,155,179
Sr. Unsec’d. Notes, 144A	2.900	07/26/24	15,725	16,361,793
Sr. Unsec’d. Notes, 144A	3.250	02/20/23	12,000	12,421,903
Sr. Unsec’d. Notes, 144A	3.625	05/15/24	8,120	8,608,922
Cardinal Health, Inc.,
Sr. Unsec’d. Notes	2.616	06/15/22	15,606	15,681,226
Sr. Unsec’d. Notes	3.200	03/15/23	1,585	1,572,653
Cigna Corp.,
Gtd. Notes	3.750	07/15/23	2,471	2,520,954
Gtd. Notes, 144A	3.050	11/30/22	14,900	15,051,915
Gtd. Notes, 144A	3.250	04/15/25	14,615	14,586,400
Gtd. Notes, 144A	4.125	09/15/20	2,000	1,974,649
Gtd. Notes, 144A	4.500	02/25/26	26,568	28,595,726
Gtd. Notes, Series WI, 3 Month LIBOR + 0.650%	1.493(c)	09/17/21	8,445	8,106,151
CVS Health Corp.,
Sr. Unsec’d. Notes(a)	3.700	03/09/23	10,000	10,365,086
Sr. Unsec’d. Notes	3.875	07/20/25	19,000	19,937,526
Sr. Unsec’d. Notes	4.100	03/25/25	34,991	36,833,182
Sr. Unsec’d. Notes	5.000	12/01/24	28,966	33,177,480

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
CVS Health Corp., (cont’d.)
Sr. Unsec’d. Notes	6.250%	06/01/27	1,000	$1,166,294

Mead Johnson Nutrition Co. (United Kingdom), Gtd. Notes	3.000	11/15/20	27,255	27,324,825
Mylan NV, Gtd. Notes	3.950	06/15/26	9,230	9,355,963
Mylan, Inc.,
Gtd. Notes	4.200	11/29/23	5,085	5,111,435
Gtd. Notes, 144A	3.125	01/15/23	26,100	25,688,642
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.400	09/23/21	47,645	47,460,562
Gtd. Notes	2.875	09/23/23	31,385	31,885,449
Gtd. Notes	3.200	09/23/26	7,300	7,432,996

Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes(a)	2.200	07/21/21	11,082	10,579,559
Zoetis, Inc., Sr. Unsec’d. Notes	3.450	11/13/20	15,455	15,658,572
				744,827,092
Pipelines 3.4%
El Paso Natural Gas Co. LLC, Gtd. Notes	8.625	01/15/22	2,675	2,777,468
Energy Transfer Operating LP,
Gtd. Notes	5.875	01/15/24	64,160	62,481,911
Jr. Sub. Notes, Series G	7.125(ff)	–(rr)	12,892	7,842,538

EnLink Midstream Partners LP, Sr. Unsec’d. Notes(a)	4.400	04/01/24	3,675	1,847,974
Enterprise Products Operating LLC,
Gtd. Notes	2.850	04/15/21	17,180	16,974,190
Gtd. Notes, Series D	4.875(ff)	08/16/77	9,500	6,369,068

EQM Midstream Partners LP, Sr. Unsec’d. Notes	4.750	07/15/23	7,695	5,560,895
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/20	10,112	10,188,696
Kinder Morgan Energy Partners LP,
Gtd. Notes	3.950	09/01/22	10,000	9,905,161
Gtd. Notes	4.150	02/01/24	16,886	16,943,712
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A	3.625	04/01/22	3,165	3,035,874
Gtd. Notes, 144A	3.900	04/01/24	5,090	4,755,479

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes	3.375%	03/15/23	1,872	$1,699,942
Sr. Unsec’d. Notes	4.125	03/01/27	19,770	16,959,494
Sr. Unsec’d. Notes(a)	4.500	07/15/23	7,725	6,587,642
Sr. Unsec’d. Notes(a)	4.875	12/01/24	22,500	19,173,953
Sr. Unsec’d. Notes	4.875	06/01/25	12,500	10,452,627

ONEOK Partners LP, Gtd. Notes	3.375	10/01/22	6,670	6,186,573
ONEOK, Inc., Gtd. Notes(a)	2.750	09/01/24	22,520	19,578,273
Phillips 66 Partners LP, Sr. Unsec’d. Notes	2.450	12/15/24	14,860	13,085,004
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	2.850	01/31/23	7,555	6,080,181
Sr. Unsec’d. Notes	3.600	11/01/24	10,000	8,235,683
Sr. Unsec’d. Notes	4.650	10/15/25	16,430	13,265,781

Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	3.600	05/15/25	12,970	8,972,968
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	2.800	10/15/22	1,500	1,510,124
Western Midstream Operating LP, Sr. Unsec’d. Notes	4.000	07/01/22	13,191	8,512,615
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.350	08/15/22	2,078	1,980,049
Sr. Unsec’d. Notes	4.000	11/15/21	4,559	3,931,820
Sr. Unsec’d. Notes	4.125	11/15/20	2,392	2,365,199
Sr. Unsec’d. Notes	4.300	03/04/24	15,955	14,524,148
Sr. Unsec’d. Notes	4.500	11/15/23	10,697	9,889,465
Sr. Unsec’d. Notes	4.550	06/24/24	7,040	6,430,417
				328,104,924
Real Estate 0.3%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.125	03/20/22	25,160	24,467,813
Real Estate Investment Trusts (REITs) 2.1%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, GMTN	3.450	06/01/25	5,774	5,899,433
Brandywine Operating Partnership LP,
Gtd. Notes	3.950	02/15/23	5,450	5,610,654

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Brandywine Operating Partnership LP, (cont’d.)
Gtd. Notes	4.100%	10/01/24	15,500	$15,822,075

Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.875	08/15/22	5,600	5,374,521
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875	04/15/22	33,867	35,133,064
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	2.900	11/15/24	14,450	14,210,036
Digital Realty Trust LP, Gtd. Notes	2.750	02/01/23	10,050	9,993,146
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	3.350	09/01/24	15,603	13,818,450
Healthpeak Properties, Inc., Sr. Unsec’d. Notes	3.150	08/01/22	13,097	12,701,556
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes	3.875	04/01/24	3,700	3,473,598
Sr. Unsec’d. Notes, Series D	3.750	10/15/23	3,330	2,923,153

Prologis LP, Gtd. Notes	4.250	08/15/23	2,700	2,845,426
Sabra Health Care LP, Gtd. Notes	4.800	06/01/24	5,315	5,078,733
Simon Property Group LP, Sr. Unsec’d. Notes	2.000	09/13/24	16,800	16,120,122
Ventas Realty LP, Gtd. Notes	3.100	01/15/23	24,030	24,980,426
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	3.250	08/15/22	3,100	3,051,879
Welltower, Inc.,
Sr. Unsec’d. Notes	2.700	02/15/27	6,385	6,024,946
Sr. Unsec’d. Notes	3.625	03/15/24	4,900	4,888,243
Sr. Unsec’d. Notes	3.950	09/01/23	9,780	9,829,801
				197,779,262
Retail 1.3%
AutoZone, Inc.,
Sr. Unsec’d. Notes	2.500	04/15/21	6,310	6,398,896
Sr. Unsec’d. Notes	3.125	04/18/24	28,390	28,229,024
Dollar Tree, Inc.,
Sr. Unsec’d. Notes	3.700	05/15/23	12,500	12,647,177
Sr. Unsec’d. Notes	4.000	05/15/25	14,425	14,823,035

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

L Brands, Inc., Gtd. Notes	6.625%	04/01/21	9,375	$8,848,606
TJX Cos., Inc. (The), Sr. Unsec’d. Notes	3.750	04/15/27	30,820	31,620,772
Walmart, Inc., Sr. Unsec’d. Notes(a)	2.850	07/08/24	24,540	25,755,137
				128,322,647
Savings & Loans 0.4%
First Niagara Financial Group, Inc., Sub. Notes	7.250	12/15/21	12,000	12,853,681
Nationwide Building Society (United Kingdom), Sr. Unsec’d. Notes, 144A, MTN(a)	3.622(ff)	04/26/23	23,490	23,337,050
				36,190,731
Semiconductors 1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.000	01/15/22	50,670	50,179,431
NVIDIA Corp., Sr. Unsec’d. Notes	2.200	09/16/21	34,535	34,810,039
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A	3.875	09/01/22	20,800	20,897,525
Gtd. Notes, 144A	4.125	06/01/21	2,500	2,522,520
Gtd. Notes, 144A	4.625	06/01/23	18,735	19,334,243
				127,743,758
Software 1.0%
CA, Inc., Sr. Unsec’d. Notes	3.600	08/15/22	22,265	20,949,163
Fiserv, Inc., Sr. Unsec’d. Notes	3.800	10/01/23	7,805	8,116,854
Oracle Corp., Sr. Unsec’d. Notes	2.500	04/01/25	61,765	63,045,350
				92,111,367
Telecommunications 2.9%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.450	06/30/20	8,530	8,523,859
Sr. Unsec’d. Notes	3.000	06/30/22	7,185	7,207,705

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.400%	06/15/22	16,320	$16,619,955
Sr. Unsec’d. Notes	3.400	05/15/25	56,290	58,435,186
Sr. Unsec’d. Notes	3.800	03/15/22	14,195	14,549,234
Sr. Unsec’d. Notes	3.800	03/01/24	24,435	25,684,171
Sr. Unsec’d. Notes	3.875	08/15/21	9,285	9,458,274
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A	1.950	09/19/21	21,860	21,490,094
Gtd. Notes, 144A	2.820	01/19/22	32,770	32,554,713

Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27	38,666	36,846,901
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	3.500	03/01/23	5,350	5,266,752
Sr. Unsec’d. Notes	4.000	09/01/24	7,000	7,036,381

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360	03/20/23	9,375	9,351,839
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	3.125	03/16/22	14,480	14,888,215
Sr. Unsec’d. Notes	3.376	02/15/25	10,000	10,723,950
				278,637,229
Toys/Games/Hobbies 0.2%
Hasbro, Inc., Sr. Unsec’d. Notes	2.600	11/19/22	19,840	19,705,193
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	3.200	07/15/20	17,770	17,758,553
Sr. Unsec’d. Notes, 144A	3.300	04/01/21	1,200	1,224,996
Sr. Unsec’d. Notes, 144A	3.650	07/29/21	3,580	3,694,067
				22,677,616

Total Corporate Bonds (cost $8,132,605,911)				7,875,752,588

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bond 0.1%
Alabama
Alabama Economic Settlement Authority, Series B, Revenue Bonds (cost $4,035,000)	3.163%	09/15/25	4,035	$4,099,560
Residential Mortgage-Backed Securities 0.6%
MRA Issuance Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	2.981(c)	12/08/20	54,200	54,027,980
Park Avenue Funding Trust, Series 2019-04, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	2.459(c)	05/27/21	6,194	6,150,892

Total Residential Mortgage-Backed Securities (cost $60,393,540)				60,178,872
U.S. Treasury Obligations 0.7%
U.S. Treasury Notes	1.125	02/28/22	19,800	20,136,446
U.S. Treasury Notes	1.375	10/15/22	155	159,238
U.S. Treasury Notes(k)	1.500	08/31/21	6,000	6,105,703
U.S. Treasury Notes(k)	1.750	06/15/22	605	624,757
U.S. Treasury Notes(h)(k)	1.750	12/31/24	39,195	41,724,302
Total U.S. Treasury Obligations (cost $66,080,219)				68,750,446

	Shares
Preferred Stock 0.0%
Banks
Citigroup Capital XIII 8.140% (cost $3,342,000)	132,000	3,379,200

Total Long-Term Investments (cost $9,395,909,301)		9,084,169,774

Short-Term Investments 8.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	639,766,614	639,766,614

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2020 (unaudited) (continued)
Description	Shares	Value
Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $136,876,264; includes $136,656,765 of cash collateral for securities on loan)(b)(w)	136,921,893	$136,702,819

Total Short-Term Investments (cost $776,642,878)		776,469,433

TOTAL INVESTMENTS 102.2% (cost $10,172,552,179)		9,860,639,207
Liabilities in excess of other assets(z) (2.2)%		(214,401,127)

Net Assets 100.0%		$9,646,238,080

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trust
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $134,995,186; cash collateral of $136,656,765 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2020 (unaudited) (continued)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4,721	2 Year U.S. Treasury Notes	Jun. 2020	$1,040,427,255	$13,810,445
6,706	5 Year U.S. Treasury Notes	Jun. 2020	840,660,002	20,216,447
9	20 Year U.S. Treasury Bonds	Jun. 2020	1,611,563	52
				34,026,944
Short Positions:
2,529	10 Year U.S. Treasury Notes	Jun. 2020	350,740,688	(15,627,818)
56	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	12,425,000	(1,118,613)
				(16,746,431)
				$17,280,513
Credit default swap agreements outstanding at March 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Carnival Corp.	06/20/20	1.000%(Q)	30,000	6.837%	$(377,613)	$18,273	$(395,886)	Morgan Stanley & Co. International PLC
Carnival Corp.	06/20/20	1.000%(Q)	25,000	6.837%	(314,678)	15,227	(329,905)	Goldman Sachs International
Royal Caribbean Cruises Ltd.	06/20/20	5.000%(Q)	75,000	*	(2,593,930)	654,267	(3,248,197)	Goldman Sachs International
Royal Caribbean Cruises Ltd.	06/20/20	5.000%(Q)	15,000	*	(518,786)	130,853	(649,639)	Morgan Stanley & Co. International PLC
Royal Caribbean Cruises Ltd.	06/20/20	5.000%(Q)	5,000	*	(172,929)	32,520	(205,449)	Goldman Sachs International
Verizon Communications, Inc.	06/20/20	1.000%(Q)	7,000	0.233%	14,356	13,025	1,331	Morgan Stanley & Co. International PLC
					$(3,963,580)	$864,165	$(4,827,745)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2020 (unaudited) (continued)
CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).